May 22, 2013

Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A
Class I

Supplement to the Summary Prospectus and Prospectus dated April 30, 2012, as supplemented September 28, 2012, January 25, 2013, and April 16, 2013,
and to the Statement of Additional Information (“SAI”) dated April 30, 2012, as supplemented September 28, 2012, January 15, 2013,
January 25, 2013 and April 16, 2013

Effective June 24, 2013, Sunrise Capital Partners, LLC (“Sunrise”) will no longer serve as a sub-adviser to the Orinda SkyView Macro Opportunities Fund (the “Fund”).  Accordingly, please disregard all references to Sunrise in the Summary Prospectus, Prospectus and SAI.

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Please retain this Supplement with your
Summary Prospectus, Prospectus and SAI for future reference.